Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenue:
Passenger	$ 1,003,983	$ 3,904,765	$ 4,074,391
Cargo and other	707,602	716,731	816,439
Total operating revenue	1,711,585	4,621,496	4,890,830
Operating expenses:
Flight operations	42,167	75,713	153,615
Aircraft fuel	335,612	1,204,058	1,213,411
Ground operations	212,444	478,029	474,802
Rentals	3,398	11,762	267,708
Passenger services	41,816	176,454	188,713
Maintenance and repairs	121,481	257,642	206,454
Air traffic	90,202	278,987	269,631
Selling expenses	169,281	500,160	530,930
Salaries, wages and benefits	388,962	717,342	760,758
Fees and other expenses	367,446	411,573	203,304
Deconsolidation of subsidiary	26,221
Depreciation and amortization	532,994	593,396	350,507
Impairment	1,070	470,661	38,881
Total operating expenses	2,333,094	5,175,777	4,658,714
Operating (loss) profit	(621,509)	(554,281)	232,116
Interest expense	(378,318)	(299,942)	(212,294)
Interest income	4,406	9,041	10,115
Derivative instruments	(3,063)	(2,164)	(260)
Foreign exchange, net	(46,494)	(24,190)	(9,220)
Equity method profit	274	1,524	899
(Loss) profit before income tax	(1,044,704)	(870,012)	21,356
Income tax expense – current	(49,378)	(26,475)	(27,151)
(Expense) income tax income – deferred	(53)	2,492	6,938
Total income tax expense	(49,431)	(23,983)	(20,213)
Net (loss) profit for the year	$ (1,094,135)	$ (893,995)	$ 1,143
Basic loss per share
Common stock	$ (1.09)	$ (0.92)	$ (0.03)
Preferred stock	$ (1.09)	$ (0.92)	$ (0.03)
Net (loss) income for the year	$ (1,094,135)	$ (893,995)	$ 1,143
Items that will not be reclassified to profit or loss in future periods:
Revaluation (devaluation) of administrative property	1,074	2,761	(20,448)
Remeasurements of defined benefit liability	(14,037)	(42,541)	(9,039)
Income tax	(818)	441	(39)
Items that will not be reclassified to profit or loss in future periods	(13,781)	(39,339)	(29,526)
Items that will be reclassified to profit or loss in future periods:
Effective portion of changes in fair value of hedging instruments	474	3,932	(13,701)
Net change in fair value of financial assets with changes in OCI	503	1,205	(328)
Items that will be reclassified to profit or loss in future periods	977	5,137	(14,029)
Other comprehensive loss, net of income tax	(12,804)	(34,202)	(43,555)
Total comprehensive (loss) profit net of income tax	(1,106,939)	(928,197)	(42,412)
(Loss) profit attributable to:
Equity holders of the parent	(1,086,935)	(913,712)	(24,803)
Non–controlling interest	(7,200)	19,717	25,946
Net (loss) profit for the year	(1,094,135)	(893,995)	1,143
Total comprehensive (loss) income attributable to:
Equity holders of the parent	(1,100,326)	(947,736)	(68,097)
Non–controlling interest	(6,613)	19,539	25,685
Total comprehensive (loss) profit net of income tax	$ (1,106,939)	$ (928,197)	$ (42,412)